SCHEDULE OF RELATED PARTY BALANCES INCLUDED IN BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Prepaid expenses and other current assets	$ 515	$ 146
CURRENT LIABILITIES:
Convertible securities		1,802
Accrued expense and other current liabilities	806	987
Related Party [Member]
CURRENT ASSETS
Prepaid expenses and other current assets	0	116
CURRENT LIABILITIES:
Trade payables	78
Convertible securities	0	605
Accrued expense and other current liabilities	$ 136	$ 711